Acquisitions - Purchase Price Allocations (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Apr. 16, 2021	Dec. 26, 2020	Aug. 16, 2019
Business Acquisition [Line Items]
Goodwill	$ 825,371		$ 816,200
Sharp Systems, LLC
Business Acquisition [Line Items]
Contingent consideration payable				$ (18,100)
Goodwill				9,382
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net				21,100
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment				218
Ozco
Business Acquisition [Line Items]
Intangible assets		$ 4,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other		24
Face amount		35,000
Goodwill		9,250
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities		(5,774)
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		38,902
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Receivables		1,143
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory		3,564
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment		595
Ozco | Ozco Term Amendment
Business Acquisition [Line Items]
Face amount		35,000
Resharp
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net		3,000
Customer Relationships [Member] | Ozco
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		23,500
Trade Names [Member] | Ozco
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles		2,600
Technology-Based Intangible Assets [Member] | Sharp Systems, LLC
Business Acquisition [Line Items]
Intangible assets				$ 11,500
Technology-Based Intangible Assets [Member] | Ozco
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Assets Acquired Including Goodwill		$ 44,676